Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Opal Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Opal Dividend Income ETF
Class Name	Opal Dividend Income ETF
Trading Symbol	DIVZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opal Dividend Income ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/divz. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/divz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opal Dividend Income ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Opal Dividend Income ETF delivered a positive return of 18.39%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was driven by the fact that Mag 7 stocks accounted for more than 53% of returns in the index and DIVZ did not hold any of the Mag 7 stocks. Many of the stocks in the Mag 7 do not align with the dividend philosophy used to manage DIVZ. The 18.42% return of DIVZ exceeded the secondary benchmark (MSCI USA High Dividend Yield Index) which returns 11.66%. Dividends were at times out of favor in the US as investors were more focused on large cap growth associated with artificial intelligence. Higher interest rates and excitement around accelerated growth had investors looking beyond dividend stocks in 2024.
DIVZ pursued responsible participation in the AI investment theme focusing on companies that paid attractive dividends and supplied equipment and services to companies building out AI capabilities. This led to increased exposure to chips and energy providers, which were balanced out by more consistent companies in the consumer staples and healthcare sectors. A balanced approach allowed DIVZ shareholders to participate in more of the growth than traditional dividend managers while still benefiting from the downside protection that is often associated with dividend paying stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2021)
Opal Dividend Income ETF NAV	18.39	10.18
S&P 500	23.31	12.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 04, 2024
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/divz for more recent performance information. Visit https://www.true-shares.com/divz for more recent performance information.
Net Assets	$ 134,105,174
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 645,824
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$134,105,174
Number of Holdings	31
Net Advisory Fee	$645,824
Portfolio Turnover	80%
30-Day SEC Yield	3.25%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	31.1%
Energy	15.1%
Utilities	14.6%
Financial	10.3%
Technology	8.0%
Communications	7.8%
Industrial	6.2%
Basic Materials	3.1%
Consumer, Cyclical	2.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Enbridge, Inc.	5.9%
Verizon Communications, Inc.	5.8%
British American Tobacco PLC	5.0%
Philip Morris International, Inc.	4.5%
Oracle Corp.	4.3%
Blue Owl Capital, Inc.	4.1%
MPLX LP	4.0%
UnitedHealth Group, Inc.	3.9%
Johnson & Johnson	3.8%
Broadcom, Inc.	3.7%

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? Effective April 4, 2024, the Fund began to pay out dividends monthly, if any, and distribute any net realized capital gains to its shareholders at least annually.
Updated Prospectus Web Address	https://www.true-shares.com/divz
RiverNorth Enhanced Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Class Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Trading Symbol	SPCZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/spcz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/spcz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Enhanced Pre-Merger SPAC ETF	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RiverNorth Enhanced Pre-Merger SPAC ETF delivered a positive return of 5.51%, outperforming compared to its benchmark, ICE BofA US Treasuries 0-3 years, which returned 4.47%.
The fund’s outperformance was driven by interest accrual on SPAC trust accounts, which are paid out to shareholders upon investor redemption or the SPAC’s liquidation. While short-term interest rates fell over the period, they remained significantly above zero.
The majority of the fund’s assets are in SPAC common shares, which provided positive returns. The fund also maintains a significant allocation to SPAC warrants. While these did not have as big of an impact on this period’s returns, warrants tend to be more volatile than common shares and are expected to affect returns over the longer term.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
RiverNorth Enhanced Pre-Merger SPAC ETF NAV	5.51	5.36
ICE BofA US Treasuries 0-3 years	4.47	3.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/spcz for more recent performance information. Visit https://www.true-shares.com/spcz for more recent performance information.
Net Assets	$ 5,056,334
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 46,490
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,056,334
Number of Holdings	104
Net Advisory Fee	$46,490
Portfolio Turnover	64%

Holdings [Text Block]

Top Sectors	(%)
Diversified	94.9%
Consumer, Cyclical	0.1%
Consumer, Non-cyclical	0.0%
Cash & Other	5.0%

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.4%
Four Leaf Acquisition Corp.	4.4%
Trailblazer Merger Corp. I	4.3%
Quetta Acquisition Corp.	4.2%
Spark I Acquisition Corp.	4.2%
Newbury Street Acquisition Corp.	4.2%
Black Hawk Acquisition Corp.	4.1%
Legato Merger Corp. III	4.1%
Ares Acquisition Corp. II	4.0%
Graf Global Corp.	4.0%

Updated Prospectus Web Address	https://www.true-shares.com/spcz
RiverNorth Patriot ETF
Shareholder Report [Line Items]
Fund Name	RiverNorth Patriot ETF
Class Name	RiverNorth Patriot ETF
Trading Symbol	FLDZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/fldz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/fldz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Patriot ETF	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RiverNorth Patriot ETF delivered a positive return of 16.04%, underperforming compared to its benchmark, S&P 900 Index Total Return, which returned 24.37%.
The fund’s underperformance was driven by the outperformance of large-to-mega cap technology companies that do not meet criteria for inclusion in FLDZ. In order to offer true all-American exposure to its investors, FLDZ focuses on the subset of domestically listed companies that are domiciled in the United States, generate at least 90% of their revenues here and have a market capitalization of at least $5 billion. An example of this would be Nvidia (NVDA), who is last reported by FactSet to have revenue exposure to the United States of 44.3% and a return of approximately +171% in 2024.
For the 3rd consecutive year, more than 100% of the sub-advisory fee was donated to the Folds of Honor, a 501(c)(3) charitable organization that provides educational scholarships to the families of military service men and women and first responders killed or disabled while serving and defending our great nation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
RiverNorth Patriot ETF NAV	16.04	4.68
S&P 500 TR	25.02	8.94
S&P 900 Index TR	24.37	8.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/fldz for more recent performance information. Visit https://www.true-shares.com/fldz for more recent performance information.
Net Assets	$ 3,856,055
Holdings Count | $ / shares	344
Advisory Fees Paid, Amount	$ 25,896
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,856,055
Number of Holdings	344
Net Advisory Fee	$25,896
Portfolio Turnover	33%
30-Day SEC Yield	1.33%

Holdings [Text Block]

Top Sectors	(%)
Financial	23.4%
Consumer, Cyclical	17.5%
Consumer, Non-cyclical	15.1%
Utilities	12.8%
Energy	10.8%
Industrial	10.0%
Communications	5.9%
Technology	4.3%
Cash & Other	0.2%

Top 10 Issuers	(%)
Lowe’s Cos., Inc.	0.5%
Intuit, Inc.	0.5%
Altria Group, Inc.	0.5%
Waste Management, Inc.	0.5%
Constellation Energy Corp.	0.5%
Williams Cos., Inc.	0.5%
Energy Transfer LP	0.5%
Enterprise Products Partners LP	0.5%
O’Reilly Automotive, Inc.	0.5%
Republic Services, Inc.	0.5%

Updated Prospectus Web Address	https://www.true-shares.com/fldz
TrueShares Active Yield ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Active Yield ETF
Class Name	TrueShares Active Yield ETF
Trading Symbol	ERNZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/ernz/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/ernz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Active Yield ETF	$51	0.75%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Active Yield ETF delivered a positive return of 3.77% (since April 30, 2024 inception), underperforming compared to its benchmark, S&P 500 Total Return, which returned 17.9%.
The fund’s underperformance was driven by several macroeconomic and market factors in 2024. A robust U.S. economy and shifting political policy expectations in the fourth quarter realigned investor projections for continued interest rate cuts. However, instead of sustained cuts, long-term yields faced upward pressure as rate increases persisted, which generated headwinds for high-yield income funds like ERNZ. Higher borrowing costs negatively impact some high-yielding securities and lead to price declines in long-dated Treasuries held by fund components. Additionally, a combination of “risk-off” sentiment in the face of rising rates and investor enthusiasm for growth sectors like AI presented competitive challenges. Such challenges had the potential to drive capital away from income-focused investments toward growth-oriented sectors, temporarily limiting ERNZ’s growth potential.
The fund’s exposure to the energy transport sector weighed on its performance in the fourth quarter. The sector faced challenges related to rising rates, geopolitical tensions, volatility in oil prices, and regulatory changes, all of which may have contributed to increased investor caution. Moreover, a decline in oil demand from China softened shipping rates for some of the fund’s holdings in the sector. Furthermore, some of the fund’s holdings in the real estate sector (REITs) struggled due to their sensitivity to rising interest rates. Higher borrowing costs may affect their ability to finance operations and expand, contributing to price declines.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
TrueShares Active Yield ETF NAV	3.77
S&P 500 TR	17.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/ernz/ for more recent performance information. Visit https://www.true-shares.com/ernz/ for more recent performance information.
Net Assets	$ 154,420,065
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 709,142
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$154,420,065
Number of Holdings	183
Net Advisory Fee	$709,142
Portfolio Turnover	138%
30-Day SEC Yield	8.49%

Holdings [Text Block]

Top Sectors	(%)
Financial	27.6%
Consumer, Non-cyclical	14.1%
Industrial	10.0%
Consumer, Cyclical	9.1%
Energy	7.5%
Basic Materials	0.5%
Technology	0.1%
Utilities	0.1%
Communications	0.0%
Cash & Other	31.0%

Top 10 Issuers	(%)
Sabine Royalty Trust	3.7%
Global Net Lease, Inc.	3.6%
Cornerstone Strategic Investment Fund, Inc.	3.6%
International Seaways, Inc.	3.6%
Clorox Co.	3.5%
AbbVie, Inc.	3.4%
BlackRock TCP Capital Corp.	3.4%
Danaos Corp.	3.4%
FS KKR Capital Corp.	3.4%
Dillard’s, Inc.	3.3%

Updated Prospectus Web Address	https://www.true-shares.com/ernz/
TrueShares Eagle Global Renewable Energy Income ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Eagle Global Renewable Energy Income ETF
Class Name	TrueShares Eagle Global Renewable Energy Income ETF
Trading Symbol	RNWZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/rnwz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/rnwz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Eagle Global Renewable Energy Income ETF	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Eagle Global Renewable Energy Income ETF delivered a negative return of 7.30%, underperforming compared to its benchmark, S&P Global Infrastructure Total Return Index, which returned 15.10%.
The fund’s underperformance was driven by uncertainty around public policy support for Energy Transition and carbon emission reduction strategies, high interest rates that weighed on both project economics and investor appetite for growth sectors, and a still overwhelmed supply chain that has been slow to adapt to strong demand for renewable energy.
Relative to the benchmark, the fund’s focus on renewable energy infrastructure is the major cause of dispersion relative to the more broadly based S&P Global Infrastructure Total Return Index. In addition, the fund’s exposure to Europe and the United States is a major differentiator.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2022)
TrueShares Eagle Global Renewable Energy Income ETF NAV	-7.30	-6.19
S&P Global Infrastructure Total Return Index	15.10	9.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/rnwz for more recent performance information. Visit https://www.true-shares.com/rnwz for more recent performance information.
Net Assets	$ 2,276,079
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 18,472
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,276,079
Number of Holdings	24
Net Advisory Fee	$18,472
Portfolio Turnover	43%

Holdings [Text Block]

Top Sectors	(%)
Utilities	90.4%
Financial	4.4%
Industrial	3.7%
Cash & Other	1.5%

Top 10 Issuers	(%)
RWE AG	11.9%
Orsted AS	8.1%
SSE PLC	8.1%
American Electric Power Co., Inc.	6.1%
PG&E Corp.	5.0%
Meridian Energy Ltd.	4.7%
EDP SA	4.6%
ALLETE, Inc.	4.6%
HA Sustainable Infrastructure Capital, Inc.	4.4%
Verbund AG	4.3%

Updated Prospectus Web Address	https://www.true-shares.com/rnwz
TrueShares Technology, AI & Deep Learning ETF
Shareholder Report [Line Items]
Fund Name	TrueShares Technology, AI & Deep Learning ETF
Class Name	TrueShares Technology, AI & Deep Learning ETF
Trading Symbol	LRNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.true-shares.com/lrnz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.true-shares.com/lrnz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Technology, AI & Deep Learning ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
LRNZ delivered a positive return of 1.98%, underperforming compared to its benchmark, NASDAQ Composite Total Return Index, which returned 29.57%.
The fund’s underperformance was driven by holding a concentrated portfolio construction that is often less correlated to major indices than other AI-focused ETFs. In addition, various companies in the portfolio are not very well known to the public and tend to be more B2B companies, serving other businesses instead of retail consumers.
While there were strong speculative moves up in AI stocks during Q1 2024 (peaking in April 2024), most names in the portfolio experienced correction for the rest of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
TrueShares Technology, AI & Deep Learning ETF NAV	1.98	9.64
NASDAQ Composite Total Return Index	29.57	19.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.true-shares.com/lrnz for more recent performance information. Visit https://www.true-shares.com/lrnz for more recent performance information.
Net Assets	$ 33,916,938
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 263,991
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$33,916,938
Number of Holdings	22
Net Advisory Fee	$263,991
Portfolio Turnover	28%
30-Day SEC Yield	-0.51%

Holdings [Text Block]

Top Sectors	(%)
Technology	74.8%
Consumer, Non-cyclical	12.2%
Communications	7.6%
Consumer, Cyclical	2.4%
Cash & Other	3.0%

Top 10 Issuers	(%)
NVIDIA Corp.	11.1%
Crowdstrike Holdings, Inc.	9.2%
Samsara, Inc.	8.0%
Cloudflare, Inc.	7.5%
Elastic N.V.	5.9%
Snowflake, Inc.	5.8%
Amazon.com, Inc.	5.6%
Datadog, Inc.	5.4%
Advanced Micro Devices, Inc.	4.6%
SentinelOne, Inc.	4.1%

Updated Prospectus Web Address	https://www.true-shares.com/lrnz